Pay vs Performance Disclosure		12 Months Ended			36 Months Ended
		Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2022
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance

The following table reports the compensation of our CEO (our Principal Executive Officer, or PEO) and the average compensation of the other Named Executive Officers (Other NEOs) as reported in the Summary Compensation Table in our proxy statements for the past three years, as well as their “compensation actually paid” (CAP), as calculated pursuant to recently adopted SEC rules and certain performance measures required by the rules. The CAP values included in the table below reflect a new measure of compensation which is a combined realizable and realized pay measure predicated on fair value. The grant date fair values included in the Summary Compensation Table (SCT) have been replaced with fair values reflecting the change in value of equity awards during the fiscal year. The calculations do not reflect the actual sale of stock underlying equity awards or the exercise of stock options by the executive.

Year(1) (a)	Summary Compensation Table Total for PEO (b)	Compensation Actually Paid to PEO(2) (c)	Average SCT Total for Other NEOs (d)	Average Compensation Actually Paid to Other NEOs(2) (e)	Value of Initial Fixed $100 Investment Based on:		Net Income (millions) (h)	Company-Selected Measure [Product Sales](4)(5) (millions) (i)
					Moderna TSR (f)	Peer Group(3) TSR (g)
2022	$19,363,648	$(306,219,630)	$5,822,260	$(8,967,479)	$918	$ 111	$ 8,362	$ 18,435
2021	18,155,739	793,044,894	8,256,157	67,035,028	1,298	125	12,202	17,675
2020	12,855,275	469,967,605	5,286,409	54,985,594	534	126	(747)	200

(1)

Mr. Bancel served as our PEO in each year shown. The Other NEOs reflected in columns (d) and (e) above represent the following individuals for each of the years shown:

•

2022 – Juan Andres, Arpa Garay, Jorge Gomez, Stephen Hoge, David Meline and James Mock

•

2021 – Juan Andres, Stephen Hoge, Shannon Klinger, David Meline and Corinne LeGoff

•

2020 – Juan Andres, Stephen Hoge, Lorence Kim, David Meline and Tal Zaks

Biographical information for each of these individuals and their positions can be found above, beginning on page 32, or in the proxy statement for the year upon which compensation was reported, under the heading “Management.”

(2)

The 2022 Summary Compensation Table totals reported for the PEO and the average of the Other NEOs for each year were subject to the following adjustments per Item 402(v)(2)(iii) of Regulation S-K to calculate “compensation actually paid”:

	2022		2021		2020
	PEO	Average for Other NEOs	PEO	Average for Other NEOs	PEO	Average for Other NEOs
Summary Compensation Table	$19,363,648	$5,822,260	$18,155,739	$8,256,157	$12,855,275	$5,286,409
Adjustments
Deduction for amounts reported under the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table(a)	(14,389,009)	(4,285,485)	(15,000,000)	(6,600,000)	(9,000,000)	(4,220,000)
Increase/(decrease) for the Inclusion of Rule 402(v) Equity Values(a)	(311,194,269)	(10,504,254)	789,889,155	65,378,871	466,112,330	53,919,185
Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year	18,930,378	5,957,933	25,410,484	7,893,516	53,681,961	14,619,557
Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards	(216,035,770)	(5,734,897)	577,920,879	29,752,324	347,020,376	30,590,579
Change in Fair Value of Prior Years’ Equity Awards that Vested During the Year	(114,088,877)	(10,254,023)	186,557,792	27,733,031	65,409,993	10,481,461
Change in Value of Prior Years’ Equity Awards that Forfeited During the Year	—	(473,267)	—	—	—	(1,772,412)
Compensation Actually Paid	(306,219,630)	(8,967,479)	793,044,894	67,035,028	469,967,605	54,985,594
(a)

Compensation Actually Paid excludes the Stock Awards and Option Awards columns from the relevant fiscal year’s Summary Compensation Table total. The Rule 402(v) Equity Values instead reflect the aggregate of the following components, as applicable: (i) the fair value as of the end of the listed fiscal year of unvested equity awards granted in that year; (ii) the change in fair value during the listed fiscal year of equity awards granted in prior years that remained outstanding and unvested at the end of the listed fiscal year; and (iii) the change in fair value during the listed fiscal year through the vesting date of equity awards granted in prior years that vested during the listed fiscal year, less the fair value at the end of the prior year of awards granted prior to the listed fiscal year that failed to meet applicable vesting conditions during the listed fiscal year. Equity values are calculated in accordance with FASB ASC Topic 718.

(3)

Peer group TSR reflects the Nasdaq Biotechnology Index for all three fiscal years disclosed, which aligns with the peer group used in our Annual Report on 10-K for each of these years.

(4)

The Company has identified Product Sales from COVID-19 vaccines as the company-selected measure for the pay versus performance disclosure, as it represents the most important financial performance measure used to link compensation actually paid to the PEO and the Other NEOs in 2022 to the Company’s performance.

(5)

Product Sales was chosen from the following three most important financial performance measures used by the Company to link compensation actually paid to the PEO and Other NEOs in 2022 to the Company’s performance:

Performance Metrics
Product Sales from COVID-19 Vaccines	Refer to “Compensation Discussion and Analysis—Short-Term Incentive Compensation—2022 Corporate Objectives,” described on page 46
Operating Income	Refer to “Compensation Discussion and Analysis—Short-Term Incentive Compensation—2022 Corporate Objectives,” described on page 46
Total Shareholder Return (TSR)

Stock options are the most heavily weighted equity vehicle in our long-term incentive program (75% for the PEO and 50% for the Other NEOs). The value of these equity awards is directly related to stock price appreciation over time, which incentivizes our executives to achieve our long-term strategic and pipeline goals to create shareholder value. Total Shareholder Return on a $100 investment in Moderna stock over a three-year period ending December 31, 2022 would have been $918.30.

Company Selected Measure Name		Product Sales from COVID-19 vaccines
Named Executive Officers, Footnote [Text Block]
(1)

Mr. Bancel served as our PEO in each year shown. The Other NEOs reflected in columns (d) and (e) above represent the following individuals for each of the years shown:

•

2022 – Juan Andres, Arpa Garay, Jorge Gomez, Stephen Hoge, David Meline and James Mock

•

2021 – Juan Andres, Stephen Hoge, Shannon Klinger, David Meline and Corinne LeGoff

•

2020 – Juan Andres, Stephen Hoge, Lorence Kim, David Meline and Tal Zaks

Peer Group Issuers, Footnote [Text Block]					(3) Peer group TSR reflects the Nasdaq Biotechnology Index for all three fiscal years disclosed, which aligns with the peer group used in our Annual Report on 10-K for each of these years.
PEO Total Compensation Amount		$ 19,363,648	$ 18,155,739	$ 12,855,275
PEO Actually Paid Compensation Amount	[1]	(306,219,630)	793,044,894	469,967,605
Adjustment To PEO Compensation, Footnote [Text Block]
(2)

The 2022 Summary Compensation Table totals reported for the PEO and the average of the Other NEOs for each year were subject to the following adjustments per Item 402(v)(2)(iii) of Regulation S-K to calculate “compensation actually paid”:

	2022		2021		2020
	PEO	Average for Other NEOs	PEO	Average for Other NEOs	PEO	Average for Other NEOs
Summary Compensation Table	$19,363,648	$5,822,260	$18,155,739	$8,256,157	$12,855,275	$5,286,409
Adjustments
Deduction for amounts reported under the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table(a)	(14,389,009)	(4,285,485)	(15,000,000)	(6,600,000)	(9,000,000)	(4,220,000)
Increase/(decrease) for the Inclusion of Rule 402(v) Equity Values(a)	(311,194,269)	(10,504,254)	789,889,155	65,378,871	466,112,330	53,919,185
Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year	18,930,378	5,957,933	25,410,484	7,893,516	53,681,961	14,619,557
Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards	(216,035,770)	(5,734,897)	577,920,879	29,752,324	347,020,376	30,590,579
Change in Fair Value of Prior Years’ Equity Awards that Vested During the Year	(114,088,877)	(10,254,023)	186,557,792	27,733,031	65,409,993	10,481,461
Change in Value of Prior Years’ Equity Awards that Forfeited During the Year	—	(473,267)	—	—	—	(1,772,412)
Compensation Actually Paid	(306,219,630)	(8,967,479)	793,044,894	67,035,028	469,967,605	54,985,594
(a)

Compensation Actually Paid excludes the Stock Awards and Option Awards columns from the relevant fiscal year’s Summary Compensation Table total. The Rule 402(v) Equity Values instead reflect the aggregate of the following components, as applicable: (i) the fair value as of the end of the listed fiscal year of unvested equity awards granted in that year; (ii) the change in fair value during the listed fiscal year of equity awards granted in prior years that remained outstanding and unvested at the end of the listed fiscal year; and (iii) the change in fair value during the listed fiscal year through the vesting date of equity awards granted in prior years that vested during the listed fiscal year, less the fair value at the end of the prior year of awards granted prior to the listed fiscal year that failed to meet applicable vesting conditions during the listed fiscal year. Equity values are calculated in accordance with FASB ASC Topic 718.

Non-PEO NEO Average Total Compensation Amount		5,822,260	8,256,157	5,286,409
Non-PEO NEO Average Compensation Actually Paid Amount	[1]	$ (8,967,479)	67,035,028	54,985,594
Compensation Actually Paid vs. Total Shareholder Return [Text Block]
2. CAP versus Company TSR

Equity awards are the largest component of our executive compensation program, representing no less than 70% of the target total compensation for each of our executives. Therefore, TSR has a significant impact on our CAP, particularly for executives who have been with us for several years and who have multiple years of outstanding equity awards. The impact is more pronounced for our CEO/PEO, given the heavier weighting of stock options as part of his compensation versus the Other NEOs (75% vs. 50%) and the larger size of his annual equity awards.

Prior to our development of the COVID-19 vaccine early in 2020, our executive team was granted equity awards at then-prevailing stock prices. From the time of our IPO in December 2018 through early February 2020—when we completed the first batch of our COVID-19 vaccine for testing—our stock price fluctuated between a low of $11.54 and a high of $29.79. Equity awards granted to our executive team prior to the development of our COVID-19 vaccine increased significantly in value during 2021, a year in which our closing stock price on December 31, 2021 was $253.98.

Several of the Other NEOs who were with Moderna prior to the pandemic have since retired or left the Company. As Other NEOs have joined Moderna and been granted equity awards at higher stock prices, the impact of stock price changes for these newer executives has been less pronounced. Due to the significant weighting of equity in our compensation programs, the decline in our stock price between the end of 2021 and 2022 has resulted in negative CAP for our PEO and Other NEOs.

Compensation Actually Paid vs. Net Income [Text Block]
3. CAP versus Net Income

Our stock price appreciated significantly during 2020 as we announced positive milestones in connection with the development of our COVID-19 vaccine and in anticipation of our delivering on the promise of mRNA medicine. COVID-19 vaccines were the first medicine using mRNA technology, and prior to their launch many questioned the ability to develop medicines using mRNA. While we recognized our initial sales to the U.S. and Canadian governments in the last few weeks of 2020, we incurred significant costs during the year to produce the vaccine and to prepare for global distribution. As a result, we experienced a loss in 2020, but experienced a significant growth in net income for 2021. 2022 also saw positive net income, but a decline from the prior year.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
4. CAP versus Company Selected Metric (CSM) – Product Sales from COVID-19 Vaccines

The most heavily weighted factor in Moderna’s corporate scorecard with respect to Moderna’s annual bonus plan is our product sales. Product sales from our COVID-19 vaccine are our primary source of revenue and are key to funding our operations and ongoing investments in the rest of our research and development pipeline. Most of our other scorecard goals are tied to advancing our product pipeline.

Our product sales increased significantly during 2021 with the sale of our first commercial product, the COVID vaccine, during the global pandemic. Our product sales increased by an additional 4% between 2021 and 2022, but as the COVID pandemic shifts to an endemic phase, we expect to see a decline in revenues in 2023 compared to 2021 and 2022. We believe that our ongoing investments in advancing our pipeline will lead to future revenues, and that this will in turn lead to shareholder value creation that will be reflected in our stock price.

Total Shareholder Return Vs Peer Group [Text Block]
1. TSR: Company versus Peer Group

TSR for our peer group is based on the Nasdaq Biotechnology Index, which reflects the Company’s industry sector and is also the peer group used in our Annual Report on Form 10-K.

Moderna significantly outperformed peers during this period, reflecting our rapid shift to a commercial company as we developed one of the earliest COVID-19 vaccines during the pandemic. The COVID-19 vaccine was Moderna’s first commercial product when it was authorized for emergency use in the U.S. in December 2020, followed quickly by authorization or approval in markets globally.

Although our stock price declined at the end of 2022 compared to the prior year, our three-year TSR is significantly higher than peers. We anticipate that the ongoing advancement of our clinical pipeline will continue to build value for investors, which will be reflected in our stock price.

Tabular List [Table Text Block]
(5)

Product Sales was chosen from the following three most important financial performance measures used by the Company to link compensation actually paid to the PEO and Other NEOs in 2022 to the Company’s performance:

Performance Metrics
Product Sales from COVID-19 Vaccines	Refer to “Compensation Discussion and Analysis—Short-Term Incentive Compensation—2022 Corporate Objectives,” described on page 46
Operating Income	Refer to “Compensation Discussion and Analysis—Short-Term Incentive Compensation—2022 Corporate Objectives,” described on page 46
Total Shareholder Return (TSR)

Stock options are the most heavily weighted equity vehicle in our long-term incentive program (75% for the PEO and 50% for the Other NEOs). The value of these equity awards is directly related to stock price appreciation over time, which incentivizes our executives to achieve our long-term strategic and pipeline goals to create shareholder value. Total Shareholder Return on a $100 investment in Moderna stock over a three-year period ending December 31, 2022 would have been $918.30.

Total Shareholder Return Amount		$ 918	1,298	534
Peer Group Total Shareholder Return Amount	[2]	111	125	126
Net Income (Loss)		$ 8,362	$ 12,202	$ (747)
Company Selected Measure Amount	[3],[4]	18,435	17,675	200
PEO Name					Mr. Bancel
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Product Sales from COVID-19 Vaccines
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Operating Income
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Total Shareholder Return (TSR)
PEO [Member] | Adjustment Type 1 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[5]	$ (14,389,009)	$ (15,000,000)	$ (9,000,000)
PEO [Member] | Adjustment Type 2 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[5]	(311,194,269)	789,889,155	466,112,330
PEO [Member] | Adjustment Type 3 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		18,930,378	25,410,484	53,681,961
PEO [Member] | Adjustment Type 4 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(216,035,770)	577,920,879	347,020,376
PEO [Member] | Adjustment Type 5 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(114,088,877)	186,557,792	65,409,993
Non-PEO NEO [Member] | Adjustment Type 1 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[5]	(4,285,485)	(6,600,000)	(4,220,000)
Non-PEO NEO [Member] | Adjustment Type 2 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[5]	(10,504,254)	65,378,871	53,919,185
Non-PEO NEO [Member] | Adjustment Type 3 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		5,957,933	7,893,516	14,619,557
Non-PEO NEO [Member] | Adjustment Type 4 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(5,734,897)	29,752,324	30,590,579
Non-PEO NEO [Member] | Adjustment Type 5 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(10,254,023)	$ 27,733,031	10,481,461
Non-PEO NEO [Member] | Adjustment Type 6 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (473,267)		$ (1,772,412)

[1]
(2)

The 2022 Summary Compensation Table totals reported for the PEO and the average of the Other NEOs for each year were subject to the following adjustments per Item 402(v)(2)(iii) of Regulation S-K to calculate “compensation actually paid”:

	2022		2021		2020
	PEO	Average for Other NEOs	PEO	Average for Other NEOs	PEO	Average for Other NEOs
Summary Compensation Table	$19,363,648	$5,822,260	$18,155,739	$8,256,157	$12,855,275	$5,286,409
Adjustments
Deduction for amounts reported under the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table(a)	(14,389,009)	(4,285,485)	(15,000,000)	(6,600,000)	(9,000,000)	(4,220,000)
Increase/(decrease) for the Inclusion of Rule 402(v) Equity Values(a)	(311,194,269)	(10,504,254)	789,889,155	65,378,871	466,112,330	53,919,185
Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year	18,930,378	5,957,933	25,410,484	7,893,516	53,681,961	14,619,557
Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards	(216,035,770)	(5,734,897)	577,920,879	29,752,324	347,020,376	30,590,579
Change in Fair Value of Prior Years’ Equity Awards that Vested During the Year	(114,088,877)	(10,254,023)	186,557,792	27,733,031	65,409,993	10,481,461
Change in Value of Prior Years’ Equity Awards that Forfeited During the Year	—	(473,267)	—	—	—	(1,772,412)
Compensation Actually Paid	(306,219,630)	(8,967,479)	793,044,894	67,035,028	469,967,605	54,985,594

[2]	(3) Peer group TSR reflects the Nasdaq Biotechnology Index for all three fiscal years disclosed, which aligns with the peer group used in our Annual Report on 10-K for each of these years.
[3]
(4)

The Company has identified Product Sales from COVID-19 vaccines as the company-selected measure for the pay versus performance disclosure, as it represents the most important financial performance measure used to link compensation actually paid to the PEO and the Other NEOs in 2022 to the Company’s performance.

[4]
(5)

Product Sales was chosen from the following three most important financial performance measures used by the Company to link compensation actually paid to the PEO and Other NEOs in 2022 to the Company’s performance:

Performance Metrics
Product Sales from COVID-19 Vaccines	Refer to “Compensation Discussion and Analysis—Short-Term Incentive Compensation—2022 Corporate Objectives,” described on page 46
Operating Income	Refer to “Compensation Discussion and Analysis—Short-Term Incentive Compensation—2022 Corporate Objectives,” described on page 46
Total Shareholder Return (TSR)

Stock options are the most heavily weighted equity vehicle in our long-term incentive program (75% for the PEO and 50% for the Other NEOs). The value of these equity awards is directly related to stock price appreciation over time, which incentivizes our executives to achieve our long-term strategic and pipeline goals to create shareholder value. Total Shareholder Return on a $100 investment in Moderna stock over a three-year period ending December 31, 2022 would have been $918.30.

[5]
(a)

Compensation Actually Paid excludes the Stock Awards and Option Awards columns from the relevant fiscal year’s Summary Compensation Table total. The Rule 402(v) Equity Values instead reflect the aggregate of the following components, as applicable: (i) the fair value as of the end of the listed fiscal year of unvested equity awards granted in that year; (ii) the change in fair value during the listed fiscal year of equity awards granted in prior years that remained outstanding and unvested at the end of the listed fiscal year; and (iii) the change in fair value during the listed fiscal year through the vesting date of equity awards granted in prior years that vested during the listed fiscal year, less the fair value at the end of the prior year of awards granted prior to the listed fiscal year that failed to meet applicable vesting conditions during the listed fiscal year. Equity values are calculated in accordance with FASB ASC Topic 718.